Prospectus 1 [Member] Expense Example, No Redemption - Prospectus 1 - PUTNAM MORTGAGE OPPORTUNITIES FUND - Class C Shares	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 164
Expense Example, No Redemption, 3 Years	546
Expense Example, No Redemption, 5 Years	953
Expense Example, No Redemption, 10 Years	$ 1,889